Consolidated Statement of Changes in Equity - INR (₨) ₨ in Thousands	Total	Share capital [Member]	Share premium [Member]	Share based payment reserve [Member]	Other components of equity [Member]	Retained earnings /(accumulated deficit) [Member]	Equity attributable to owners of parent [Member]	Non-controlling interest [Member]
Balance at the Beginning at Mar. 31, 2019	₨ 10,778,828	₨ 1,804,258	₨ 19,352,084	₨ 306,080	₨ 54,613	₨ (10,738,207)	₨ 10,778,828	₨ 0
Statement [Line Items]
Total comprehensive income for the year	744,381	0	0	0	39,004	705,377	744,381	0
Transactions with owners, recorded directly in equity
Shares issued on exercise of ESOP	5,329	789	4,540				5,329
Call money received	0						0
Dividends paid (incl dividend distribution tax)	(223,602)					(223,602)	(223,602)
Transferred from share based payment reserve	0		1,398	(1,398)			0
Transaction costs related to equity	0						0
ESOP Expenses	46,372			46,372			46,372
Balance at the Ending at Mar. 31, 2020	11,351,308	1,805,047	19,358,022	351,054	93,617	(10,256,432)	11,351,308	0
Statement [Line Items]
Total comprehensive income for the year	1,528,626	0	0	0	(3,236)	1,531,862	1,528,626	0
Transactions with owners, recorded directly in equity
Shares issued on exercise of ESOP	245,490	30,148	215,342				245,490
Call money received	0						0
Transferred from share based payment reserve	0		54,765	(54,765)			0
Transaction costs related to equity	0						0
ESOP Expenses	40,051			40,051			40,051
Balance at the Ending at Mar. 31, 2021	13,165,475	1,835,195	19,628,129	336,340	90,381	(8,724,570)	13,165,475	0
Statement [Line Items]
Total comprehensive income for the year	1,244,864	0	0	0	(13,082)	1,257,946	1,244,864	0
Transactions with owners, recorded directly in equity
Shares issued on exercise of ESOP	42,992	5,043	37,949				42,992
Call money received	0						0
Transferred from share based payment reserve	0		10,089	(10,089)			0
Transaction costs related to equity	0						0
ESOP Expenses	22,872			22,872			22,872
Balance at the Ending at Mar. 31, 2022	₨ 14,476,203	₨ 1,840,238	₨ 19,676,167	₨ 349,123	₨ 77,299	₨ (7,466,624)	₨ 14,476,203	₨ 0